Other income and expenses - Financial costs, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income and expenses
Interest expenses from loans	€ (1,690)	€ (922)	€ (827)
Unwinding of the discount on lease liabilities	(339)	(153)	(194)
Interest income from loans and receivables	16	33	14
Financial costs, net	€ (2,013)	€ (1,042)	€ (1,007)